Financial instruments - fair values and risk management (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financial instruments - fair values and risk management
Schedule of financial assets

	March 31, 2022	December 31, 2021
Financial assets at amortized cost
Trade receivables	45,201	41,675
Cash and cash equivalents	83,704	142,802
Loans receivable	10,149	123
Total	139,054	184,600

	March 31, 2022	December 31, 2021
Financial assets measured at fair value
Call option assets	11,619	—
Total	11,619	—

		December 31,
	December 31,	2020,	As previously reported,
	2021	restated*	December 31, 2020
Financial assets at amortized cost
Trade receivables	41,675	30,720	30,909
Cash and cash equivalents	142,802	84,557	84,557
Loans receivable	123	8	8
Total	184,600	115,285	115,474

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Schedule of financial liabilities

	March 31, 2022	December 31, 2021
Financial liabilities not measured at fair value
Lease liabilities	2,421	1,934
Trade and other payables	33,356	26,573
Total	35,777	28,507

	March 31, 2022	December 31, 2021
Financial liabilities measured at fair value
Put option liability	14,141	—
Founders earn-out liabilities	5,046	—
Sellers earn-out liabilities	12,522	—
Share warrant obligations	14,620	22,029
Total	46,329	22,029

		December 31,
	December 31,	2020,	As previously reported,
	2021	restated*	December 31, 2020
Financial liabilities not measured at fair value
Loans from shareholders	—	49	49
Lease liabilities	1,934	1,111	1,111
Trade and other payables	26,573	17,214	19,599
Total	28,507	18,374	20,759

	December 31, 2021	December 31, 2020
Financial liabilities measured at fair value
Share warrant obligations	22,029	—
Total	22,029	—
*	For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Schedule of maximum exposure to credit risk at the reporting date

	March 31, 2022	December 31, 2021
Loans receivables	10,149	123
Trade receivables	45,201	41,675
Cash and cash equivalents	83,704	142,802

		December 31,	As previously
	December 31,	2020,	reported,
	2021	restated*	December 31, 2020
Loans receivables	123	8	8
Trade receivables	41,675	30,720	30,909
Cash and cash equivalents	142,802	84,557	84,557

Schedule of contractual maturities of financial liabilities

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
March 31, 2022	amounts	cash flows	or less	months	years
Non‑derivative financial liabilities
Lease liabilities	2,421	2,513	803	811	899
Trade and other payables	33,356	33,356	33,356	—	—
	35,777	35,869	34,159	811	899

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2021	amounts	cash flows	or less	months	years
Non‑derivative financial liabilities
Lease liabilities	1,934	1,942	313	453	1,176
Trade and other payables	26,573	26,573	26,573	—	—
	28,507	28,515	26,886	453	1,176

	Carrying	Contractual	3 months	Between	Between
December 31, 2021	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,934	1,942	313	453	1,176
Trade and other payables	26,573	26,573	26,573	—	—
	28,507	28,515	26,886	453	1,176

	Carrying
	amounts as
	previously	Carrying	Contractual	3 months	Between	Between
December 31, 2020	reported	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,111	1,111	1,167	32	288	847
Trade and other payables	19,599	17,214	17,214	17,214	—	—
Loans from shareholders	49	49	49	—	49	—
	20,759	18,374	18,430	17,246	337	847

Schedule of exposure to foreign currency risk

March 31, 2022	Euro	Russian Ruble
Assets
Loans receivable	161	2
Trade and other receivables	7,779	3,804
Cash and cash equivalents	16,308	3,049
	24,248	6,855
Liabilities
Lease liabilities	(1,483)	(938)
Trade and other payables	(12,184)	(2,500)
	(13,667)	(3,438)
Net exposure	10,581	3,417

December 31, 2021	Euro	Russian Ruble
Assets
Loans receivable	123	—
Trade and other receivables	9,493	3,571
Cash and cash equivalents	33,297	621
	42,913	4,192
Liabilities
Lease liabilities	(1,795)	(139)
Trade and other payables	(4,701)	(1,092)
	(6,496)	(1,231)
Net exposure	36,417	2,961

December 31, 2021	Euro	Russian Ruble
Assets
Loans receivable	123	—
Trade and other receivables	9,493	3,571
Cash and cash equivalents	33,297	621
	42,913	4,192
Liabilities
Lease liabilities	(1,795)	(139)
Trade and other payables	(4,701)	(1,092)
	(6,496)	(1,231)
Net exposure	36,417	2,961

December 31, 2020	Euro	Russian Ruble
Assets
Loans receivable	8	—
Trade and other receivables	9,661	2,649
Cash and cash equivalents	11,404	741
	21,073	3,390
Liabilities
Lease liabilities	(1,111)	—
Trade and other payables	(5,811)	(3)
Loans and borrowings	(49)	—
	(6,971)	(3)
Net exposure	14,102	3,387

Schedule of sensitivity analysis

	Strengthening of	Weakening of US$
March 31, 2022	US$by 10%	by 10%
Euro	(1,058)	1,058
Russian Ruble	(342)	342
	(1,400)	1,400

	Strengthening of	Weakening of US$
December 31, 2021	US$by 10%	by 10%
Euro	(3,642)	3,642
Russian Ruble	(296)	296
	(3,938)	3,938

	Strengthening of US$	Weakening of US$ by
December 31, 2021	by 10%	10%
Euro	(3,642)	3,642
Russian Ruble	(296)	296
	(3,938)	3,938

	Strengthening of US$	Weakening of US$ by
December 31, 2020	by 10%	10%
Euro	(1,410)	1,410
Russian Ruble	(339)	339
	(1,749)	1,749